Cover	Oct. 19, 2023
Cover [Abstract]
Entity Registrant Name	MGO Global Inc.
Entity Central Index Key	0001902794
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 19, 2023
Entity Ex Transition Period	false
Entity File Number	001-41592
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-3929852
Entity Address Address Line 1	1515 SE 17th Street
Entity Address Address Line 2	Suite 121/#460596
Entity Address City Or Town	Fort Lauderdale
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33346
City Area Code	347
Local Phone Number	913-3316
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	MGOL
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false